Provisions - Summary of classification of provisions (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Non-Current	$ 31,668	$ 29,657
Current	2,848	2,880
Well plugging and abandonment [Member]
Disclosure of other provisions [line items]
Non-Current	31,389	28,920
Current	1,135	1,876
Environmental remediation [member]
Disclosure of other provisions [line items]
Non-Current	279	737
Current	1,542	862
Contingencies [Member]
Disclosure of other provisions [line items]
Current	$ 171	$ 142